First Trust Managed Municipal ETF (FMB)
Portfolio of Investments
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 97.6%
	Alabama – 2.7%
$225,000	AL Cmnty Clg Sys Brd of Trustees Rev Bishop St Cmnty Clg, BAM	4.00%	01/01/35	$259,970
500,000	AL St Port Auth Docks Facs Rev Ref Docks Facs Rev, Ser A, AGM, AMT	5.00%	10/01/25	596,155
1,100,000	Birmingham AL Wtrwks Brd Wtr Rev Ref Sr, Ser A	5.00%	01/01/32	1,363,307
940,000	Birmingham AL Wtrwks Brd Wtr Rev Ref Sr, Ser A	4.00%	01/01/34	1,072,587
2,325,000	Birmingham AL Wtrwks Brd Wtr Rev Ref Sub, Ser B	5.00%	01/01/43	2,788,093
5,570,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj No. 4, Ser A-1 (Mandatory put 12/01/25)	4.00%	12/01/49	6,324,568
1,530,000	Black Belt Energy Gas Dist AL Gas Prepay Rev, Ser A (Mandatory put 12/01/23)	4.00%	12/01/48	1,673,116
415,000	Gulf Shores AL Ref Warrants, Ser A	5.00%	12/15/35	516,235
310,000	Gulf Shores AL Ref Warrants, Ser A	5.00%	12/15/38	382,388
400,000	Homewood AL Eductnl Bldg Auth Rev Ref Samford Univ Proj, Ser A	4.00%	12/01/33	461,932
950,000	Homewood AL Eductnl Bldg Auth Rev Ref Samford Univ Proj, Ser A	4.00%	12/01/34	1,094,267
450,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/36	520,898
930,000	Leeds AL Pub Eductnl Bldg Auth Eductnl Facs Rev Ref Edu, AGM	4.00%	04/01/29	1,052,825
695,000	Leeds AL Pub Eductnl Bldg Auth Eductnl Facs Rev Ref Edu, AGM	4.00%	04/01/30	785,350
100,000	Lower AL Gas Dist Gas Proj Rev, Ser A	5.00%	09/01/31	129,584
600,000	Mobile AL Impt Dist Sales Tax Rev Mcgowin Park Proj, Ser A	5.00%	08/01/25	626,880
500,000	Mobile Cnty AL Impt Warrants	5.00%	08/01/30	597,015
1,105,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/30	1,270,286
1,565,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/31	1,792,692
1,605,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/32	1,826,458
1,395,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/33	1,580,898
1,765,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/34	1,993,532
1,840,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/35	2,070,294
110,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #1, Ser A (Mandatory put 04/01/24)	4.00%	04/01/49	120,989
1,040,000	Troy AL Ref Warrants, BAM	4.00%	07/01/35	1,139,486
5,000,000	UAB Medicine Fin Auth AL Rev Ref UAB Medicine, Ser B2	5.00%	09/01/41	6,015,150
				38,054,955
	Arizona – 1.7%
1,205,000	AZ Brd of Rgts Univ AZ Sys Rev Green Bond, Ser B	5.00%	06/01/28	1,491,898
1,000,000	AZ St Indl Dev Auth Edu Rev Academics of Math & Science Proj (a)	5.00%	07/01/49	1,124,450
175,000	AZ St Indl Dev Auth Edu Rev Doral Academy NV Fire Mesa & Red Rock Campus Proj, Ser A (a)	5.00%	07/15/39	195,724
375,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (a)	5.00%	07/01/37	419,460
530,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (a)	4.00%	07/01/21	544,193
555,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (a)	5.00%	07/01/26	624,142
415,000	AZ St Indl Dev Auth National Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund, Ser A	5.00%	11/01/31	521,111
1,005,000	AZ St Indl Dev Auth National Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund, Ser A	5.00%	11/01/33	1,255,416
465,000	AZ St Indl Dev Auth National Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund, Ser A	5.00%	11/01/37	574,345
1,650,000	AZ St Indl Dev Auth Sr Living Rev 2nd Tier Great Lakes Sr Living Cmntys Proj, Ser B	5.00%	01/01/43	1,855,540

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$4,000,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Ref Sun Hlth Svcs, Ser A	5.00%	11/15/48	$4,603,160
200,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Greathearts AZ Projs, Ser C	5.00%	07/01/25	236,530
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Horizon Cmnty Learning Ctr Proj	5.00%	07/01/35	546,900
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Traditional Sch Proj	4.00%	07/01/34	565,950
1,100,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Traditional Sch Proj Auth, Ser B (a)	5.00%	07/01/39	1,252,064
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Traditional Sch Proj Auth, Ser B (a)	5.00%	07/01/49	1,124,020
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (a)	4.00%	07/01/26	541,990
1,475,000	Maricopa Cnty AZ Spl Healthcare Dist Aka Maricopa Integrated Hlth Sys, Ser C	5.00%	07/01/27	1,876,554
475,000	Phoenix AZ Indl Dev Auth Edu Rev Fac Legacy Traditional Schs Projs, Ser A (a)	4.00%	07/01/26	500,071
300,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Downtown Phoenix Student Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/32	366,507
300,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Downtown Phoenix Student Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/33	365,211
300,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Downtown Phoenix Student Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/34	364,110
350,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Downtown Phoenix Student Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/35	423,654
700,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Downtown Phoenix Student Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/44	832,286
200,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Ref Downtown Phoenix Student Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/26	241,544
385,000	Pima Cnty AZ Indl Dev Auth Edu Rev Fac American Leadership Academy Proj (a)	4.00%	06/15/22	394,013
350,000	Pima Cnty AZ Indl Dev Auth Edu Rev Ref Fac American Leadership Academy Proj (a)	4.60%	06/15/25	368,095
500,000	Tempe AZ Indl Dev Auth Rev Mirabella at ASU Proj, Ser A (a)	6.00%	10/01/37	584,040
275,000	Yavapai Cnty AZ Indl Dev Auth Hosp Fac Ref Yavapai Regl Med Ctr	5.00%	08/01/23	312,095
				24,105,073
	Arkansas – 0.1%
610,000	AR Dev Fin Auth Healthcare Rev Baptist Hlth	4.00%	12/01/44	676,350
350,000	Univ of Central Arkansas AR Rev, Ser A, AGM	5.00%	11/01/34	417,105
				1,093,455
	California – 6.2%
1,000,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C	4.50%	07/01/26	1,137,570
460,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (a)	5.00%	07/01/32	550,602
480,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (a)	5.00%	07/01/33	571,786
1,000,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (a)	5.00%	07/01/43	1,156,550
1,325,000	CA Sch Fin Auth Sch Fac Rev Kipp Socal Pub Schs, Ser A (a)	5.00%	07/01/39	1,645,027
455,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	4.00%	07/01/26	522,486
800,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	5.00%	07/01/32	959,688
750,000	CA St	5.00%	08/01/32	955,950

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$850,000	CA St Cmnty Clg Fing Auth Clg Hsg Rev Orange Coast Pptys LLC Orange Coast Clg Proj	5.25%	05/01/43	$1,019,694
225,000	CA St Enterprise Dev Auth Lease Rev Riverside Cnty Library Fac Proj	4.00%	11/01/37	262,067
415,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys West, Ser A	4.00%	03/01/33	447,291
400,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	497,676
600,000	CA St Hlth Facs Fing Auth Rev Sutter Hlth, Ser A	5.00%	11/15/33	765,570
445,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (b)	5.38%	07/01/34	496,700
700,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Academy Proj (a)	4.00%	07/01/26	745,745
200,000	CA St Muni Fin Auth Rev Channing House Proj, Ser B	5.00%	05/15/37	240,776
500,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/34	600,760
1,250,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/33	1,433,537
600,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	684,834
1,000,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/35	1,137,590
1,000,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/37	1,131,850
2,130,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/39	2,397,251
3,420,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	5.00%	10/01/44	4,050,409
680,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	852,026
650,000	CA St Muni Fin Auth Rev Sr Lien Linxs APM Proj, Ser A, AMT	5.00%	06/30/28	819,195
200,000	CA St Muni Fin Auth Sr Living Rev Ref Mt San Antonio Gardens Proj	4.00%	11/15/27	235,182
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	1,110,030
1,500,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	6.75%	12/01/28	1,556,970
4,250,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	7.50%	12/01/40	4,569,855
2,000,000	CA St Ref Various Purpose	5.00%	04/01/36	2,319,980
500,000	CA St Ref, Ser C	5.00%	09/01/32	606,180
2,000,000	CA St Sch Fin Auth Chrt Sch Rev Arts in Action Chrt Schs, Ser A (a)	5.00%	06/01/40	2,230,560
500,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/37	592,545
300,000	CA St Stwd Cmntys Dev Auth Clg Hsg Rev NCCD Hooper Street LLC CA Clg of the Arts Projs (a)	5.00%	07/01/29	352,191
700,000	CA St Stwd Cmntys Dev Auth Clg Hsg Rev NCCD Hooper Street LLC CA Clg of the Arts Projs (a)	5.25%	07/01/39	832,048
300,000	CA Stwd Cmntys Dev Auth Rev Beverly Cmnty Hosp Assoc	5.00%	02/01/30	341,619
1,000,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/30	1,164,160
450,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/33	537,214
450,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	3.00%	11/01/22	459,549
500,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	5.00%	11/01/32	599,140
100,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	123,073
195,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	238,902
300,000	CA Stwd Cmntys Dev Auth Rev Ref Lancer Eductnl Student Hsg Proj, Ser A (a)	4.00%	06/01/21	307,377
370,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/30	462,778
2,160,000	Etiwanda CA Sch Dist Cmnty Facs Dist #9 Spl Tax Ref	5.00%	09/01/35	2,527,546
130,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	4.00%	09/01/24	144,153

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$155,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	4.00%	09/01/25	$174,797
175,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No. 19 Mangini	5.00%	09/01/39	209,193
500,000	Foothill-De Anza CA Cmnty Clg Dist Ref, COPS	5.00%	04/01/32	591,880
1,360,000	Hawthorne CA Cmnty Redev Agy Successor Agy Tax Allocation Ref Sub, AGM	5.00%	09/01/32	1,627,675
175,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/31	222,700
365,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/32	463,057
125,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/34	157,791
1,000,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A, BAM	4.00%	09/01/49	1,159,570
2,885,000	Kaweah CA Delta Healthcare Dist Rev, Ser B	5.00%	06/01/40	3,277,504
210,000	La Verne CA Ref Brethren Hillcrest Homes, COPS	5.00%	05/15/22	226,021
825,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Impt Area #1 Mountain House Sch Facs	5.00%	09/01/42	979,712
835,000	Live Oak CA Sch Dist Santa Cruz Cnty Ref	5.00%	08/01/30	1,026,649
600,000	Lodi CA Unif Sch Dist Election of 2016, Ser 2020	4.00%	08/01/35	704,916
45,000	Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A	5.25%	11/15/23	51,561
400,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser B, AMT	5.00%	05/15/31	485,844
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	116,008
1,260,000	Marina Coast CA Wtr Dist Enterprise Rev, COPS	4.00%	06/01/44	1,461,902
325,000	Menifee CA Union Sch Dist Pub Fing Auth Spl Tax Rev Ref, Ser A	5.00%	09/01/28	387,780
175,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/30	213,173
150,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/31	182,414
145,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/32	176,039
165,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/33	199,937
1,710,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/44	2,030,351
1,110,000	Montebello CA Pub Fing Auth Rev Montebello Home2 Suites Hilton Hotel Proj, Ser A	5.00%	06/01/32	1,336,507
2,515,000	Napa Vly CA Unif Sch Dist, Ser C, AGM	4.00%	08/01/38	2,874,293
110,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/26	129,989
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2003-1, Ser A	5.00%	09/01/43	573,585
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	4.00%	09/01/33	548,325
560,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1	5.38%	09/01/31	614,902
500,000	Riverside CA Unif Sch Dist Election of 2016, Ser B	4.00%	08/01/35	589,755
865,000	Rocklin CA Unif Sch Dist Cmnty Facs Dist Subordinate, Ser 2019, BAM	5.00%	09/15/34	1,126,074
625,000	Rocklin CA Unif Sch Dist Cmnty Facs Dist Subordinate, Ser 2019, BAM	4.00%	09/15/35	734,644
1,080,000	Rocklin CA Unif Sch Dist Cmnty Facs Dist Subordinate, Ser 2019, BAM	4.00%	09/15/36	1,265,652
110,000	Roseville CA Spl Tax	5.00%	09/01/30	133,305
100,000	Roseville CA Spl Tax	5.00%	09/01/31	120,914
500,000	Sacramento CA Transient Occupancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/35	628,670
350,000	San Diego Cnty CA Ltd Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/25	426,419

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$500,000	San Diego Cnty CA Ltd Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/26	$608,860
945,000	San Diego Cnty CA Regl Arpt Auth Sr, Ser B, AMT	5.00%	07/01/30	1,063,390
1,250,000	San Diego Cnty CA Regl Transprtn Commn, Ser A	5.00%	04/01/35	1,537,925
1,365,000	San Francisco CA Bay Area Rapid Transit Dist Sales Tax Rev, Ser A	4.00%	07/01/36	1,605,950
1,330,000	San Francisco CA Bay Area Rapid Transit Dist Sales Tax Rev, Ser A	4.00%	07/01/37	1,560,289
1,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, Ser D, AMT	5.00%	05/01/22	1,087,990
900,000	San Francisco City & Cnty CA Mf Hsg Rev Var Transbay Block 8 Tower Apts, Ser H-1 (c)	0.99%	11/01/56	900,000
280,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	337,109
150,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/32	179,034
375,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/39	436,770
160,000	Tahoe Truckee CA Unif Sch Dist COPS, BAM	4.00%	06/01/35	184,622
255,000	Tahoe Truckee CA Unif Sch Dist COPS, BAM	4.00%	06/01/36	291,957
1,000,000	Tahoe Truckee CA Unif Sch Dist COPS, BAM	4.00%	06/01/43	1,120,080
100,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	118,769
385,000	Temescal Vly CA Wtr Dist Spl Tax Terramor Cmnty Facs Dist #4 Impt Area #1	4.00%	09/01/23	415,369
1,050,000	Victor CA Elem Sch Dist Cmnty Facs Dist Spl Tax Ref 2005-1, BAM	5.00%	09/01/46	1,232,490
				86,303,794
	Colorado – 6.2%
500,000	Aviation Station North Met Dist #2 CO Ltd, Ser A	4.00%	12/01/29	523,145
500,000	Base Vlg Met Dist #2 CO Ref, Ser A	5.50%	12/01/36	527,180
2,000,000	Boulder Vly CO Sch Dist #Re-2 Boulder Ref, Ser B	4.00%	12/01/32	2,316,100
1,000,000	Broadway Station Met Dist No 3 CO Sr Cib Lmtd Tax Convertible to Unlimited Tax	5.00%	12/01/49	1,061,590
455,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/25	548,284
250,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/26	307,385
500,000	Castle Oaks CO Met Dist #3 Ref	5.00%	12/01/37	517,545
500,000	Centerra CO Met Dist #1 Spl Rev Dist #1 (a)	5.00%	12/01/22	535,995
1,000,000	Centerra CO Met Dist #1 Spl Rev Dist #1 (a)	5.00%	12/01/29	1,082,750
400,000	CO Eductnl & Cultural Auth Rev Ref West Ridge Academy Chrt Sch Proj, Ser A	5.00%	06/01/49	440,176
700,000	CO St Building Excellent Schs Today, Ser O, COPS	5.00%	03/15/31	909,314
1,750,000	CO St Building Excellent Schs Today, Ser O, COPS	4.00%	03/15/37	2,049,215
2,390,000	CO St Building Excellent Schs Today, Ser O, COPS	4.00%	03/15/38	2,787,290
1,020,000	CO St Eductnl & Cultural Facs Auth Rev Univ Denver Proj, Ser A	4.00%	03/01/35	1,162,219
250,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/35	312,548
500,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/38	568,965
300,000	CO St Hlth Facs Auth Hosp Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/25	343,422
350,000	CO St Hlth Facs Auth Hosp Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/26	406,959
2,500,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/31	3,219,000
2,900,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/32	3,716,002
3,655,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/33	4,664,401
605,000	CO St Hlth Facs Auth Rev Ref Covenant Retmnt Cmntys, Ser A	5.00%	12/01/27	662,620
525,000	CO St Hlth Facs Auth Rev Ref Covenant Retmnt Cmntys, Ser A	5.00%	12/01/33	570,066

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$495,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.00%	12/01/25	$598,955
500,000	Copperleaf CO Met Dist #2 Ref	5.25%	12/01/30	522,805
5,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/35	6,261,000
4,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/37	4,976,320
975,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/38	1,209,624
1,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/43	1,225,590
1,000,000	Denver CO City & Cnty Dedicated Tax Rev, Ser A-1	5.00%	08/01/41	1,202,400
90,000	Denver CO Convention Ctr Hotel Auth Rev Ref Sr	5.00%	12/01/24	104,348
600,000	Denver CO Hlth & Hosp Auth 550 Acoma Inc, COPS	5.00%	12/01/26	734,664
1,790,000	Denver CO Intl Business Ctr CO Met Dist #1 Subordinate, Ser B	6.00%	12/01/48	1,910,664
55,000	E-470 CO Pub Highway Auth Capital Appreciation Sr, Ser B, NATL-RE	(d)	09/01/22	53,316
1,500,000	Fourth Street Crossing Business Impt Dist CO Sr, Ser A (a)	5.13%	12/01/38	1,550,760
1,000,000	Hunters Overlook Metro Dist #5 Co Sr Bonds, Ser A	5.00%	12/01/49	1,072,990
1,000,000	Independence Met Dist #3 CO, Ser A	6.25%	12/01/49	1,061,950
860,000	Lakes at Centerra Met Dist No 2 CO Impt, Ser A	4.63%	12/01/27	917,130
1,000,000	Lanterns Met Dist #1 CO Sr, Ser A	5.00%	12/01/49	1,058,730
100,000	Lorson Ranch Met Dist #2 CO	4.00%	12/01/24	112,401
170,000	Lorson Ranch Met Dist #2 CO	5.00%	12/01/27	203,567
1,250,000	Mirabelle Met Dist #2 CO Sr, Ser A	5.00%	12/01/49	1,335,500
1,000,000	North Park Met Dist #1 Spl Rev, Ser A-2	5.13%	12/01/28	1,075,290
3,000,000	Painted Prairie Pub Impt Auth CO	5.00%	12/01/39	3,160,530
2,460,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/24	2,885,924
150,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/31	177,291
150,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/34	175,913
155,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/35	181,426
2,000,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/45	2,294,560
1,000,000	Park Creek CO Met Dist Rev Sr Lien, Ser A, AGM	4.00%	12/01/34	1,186,700
1,455,000	Park Creek CO Met Dist Rev Sr Lien, Ser A, AGM	4.00%	12/01/35	1,721,294
1,040,000	Park Creek CO Met Dist Rev Sr Lien, Ser A, AGM	4.00%	12/01/36	1,226,628
420,000	Park Creek CO Met Dist Rev Sr, Ser A	5.00%	12/01/30	528,633
30,000	Park Creek CO Met Dist Rev Sr, Ser A, NATL-RE	5.00%	12/01/24	35,271
500,000	Parker Homestead Met Dist CO Ref (b)	5.63%	12/01/44	530,375
1,000,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (a)	4.13%	12/15/27	1,045,190
135,000	Pub Auth for CO St Energy Nat Gas Purchase Rev	6.13%	11/15/23	149,946
760,000	Pueblo Cnty CO Sch Dist #60 Pueblo	5.00%	12/15/34	999,104
550,000	Serenity Ridge CO Met Dist #2 Ref, Ser A (b)	5.13%	12/01/37	588,951
750,000	Sierra Ridge Met Dist No 2 CO Sr, Ser A	4.50%	12/01/31	777,262
1,000,000	Stc Met Dist #2 CO Ref, Ser A	5.00%	12/01/38	1,093,740
1,000,000	Stc Met Dist #2 CO Ref, Ser A	5.00%	12/01/49	1,088,110
175,000	Sterling Hills CO W Met Dist Ref	5.00%	12/01/32	209,123
1,800,000	Takoda CO Met Dist Ref	6.00%	12/01/36	2,244,222
1,400,000	Thompson Crossing Met Dist #4 CO Ref	5.00%	12/01/39	1,518,258
2,125,000	Thompson Crossing Met Dist #4 CO Ref	5.00%	12/01/49	2,287,562
500,000	Trails at Crowfoot Met Dist #3 CO Sr Series, Ser A	5.00%	12/01/39	529,355
1,000,000	Velocity Met Dist #3 CO	5.13%	12/01/34	1,072,310
600,000	Willow Bend Met Dist CO Sr, Ser A	5.00%	12/01/39	648,816

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$1,000,000	Willow Bend Met Dist CO Sr, Ser A	5.00%	12/01/49	$1,070,360
				85,847,029
	Connecticut – 4.4%
10,680,000	Capital City CT Econ Dev Auth Pkg & Energy Fee Rev Adj, Ser B (c)	1.00%	06/15/34	10,680,000
1,250,000	CT St Hlth & Eductnl Facs Auth Rev Fairfield Univ, Ser Q-1	5.00%	07/01/46	1,464,850
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Quinnipiac Univ Ref, Ser M	5.00%	07/01/36	1,185,810
4,765,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser R	4.00%	07/01/47	5,261,608
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser S	5.00%	07/01/26	1,226,180
2,250,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	5.00%	07/01/31	2,642,175
200,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	4.00%	07/01/33	220,142
1,210,000	CT St Hlth & Eductnl Facs Auth Rev Yale Univ Issue, Ser U-2 (Mandatory put 02/08/22)	2.00%	07/01/33	1,234,575
500,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	5.00%	07/01/34	643,890
1,000,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	5.00%	07/01/35	1,282,060
1,000,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	4.00%	07/01/36	1,162,760
1,120,000	CT St Hsg Fin Auth Hsg Fin Mtge Program Ref, Subser A-1	3.65%	11/15/32	1,229,570
2,000,000	CT St Hsg Fin Auth Hsg Fin Mtge Program Ref, Subser B-1	3.55%	11/15/33	2,187,080
575,000	CT St Ref, Ser C	5.00%	06/01/24	627,728
2,345,000	CT St Spl Tax Oblig Rev Transprtn Infrastructure, Ser A	5.00%	08/01/34	2,765,787
1,445,000	CT St, Ser A	5.00%	04/15/29	1,799,300
5,500,000	CT St, Ser A	4.00%	01/15/36	6,434,120
905,000	CT St, Ser E	5.00%	10/15/33	1,095,041
560,000	CT St, Ser E	4.00%	10/15/35	632,884
700,000	CT St, Ser F	5.00%	11/15/34	830,228
500,000	Hamden CT, BAM	6.00%	08/15/33	655,320
500,000	Harbor Point CT Infrastructure Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (a)	5.00%	04/01/39	578,600
1,970,000	Univ of Connecticut CT, Ser A	5.00%	01/15/29	2,430,960
4,635,000	Univ of Connecticut CT, Ser A	5.00%	01/15/30	5,693,402
1,250,000	Univ of Connecticut CT, Ser A	5.00%	11/01/32	1,575,325
3,820,000	Univ of Connecticut CT, Ser A	5.00%	11/01/34	4,789,019
				60,328,414
	Delaware – 0.2%
325,000	DE St Hlth Facs Auth Rev Beebe Med Ctr	5.00%	06/01/26	390,312
2,633,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (a)	5.00%	07/01/28	2,856,252
				3,246,564
	District of Columbia – 0.2%
1,000,000	Washington DC Met Area Transit Auth Gross Rev	5.00%	07/01/33	1,254,530
885,000	Washington DC Met Area Transit Auth Gross Rev Ref, Ser A-1	5.00%	07/01/29	1,124,720
				2,379,250
	Florida – 7.2%
125,000	Belle Isle FL Chrt Sch Lease Rev Cornerstone Chrt Academy & Cornerstone Chrt High Sch	5.50%	10/01/22	131,325
300,000	Bexley CDD FL Spl Assmnt Rev	4.10%	05/01/26	314,808
210,000	Bonterra Cmnty Dev Dist FL Spl Assmnt Sr, Ser A-1	3.13%	05/01/26	225,013
410,000	Brookstone CDD FL Spl Assmnt Rev CDD (e)	3.88%	11/01/23	416,880
2,305,000	Broward Cnty FL Arpt Sys Rev, Ser A, AMT	5.00%	10/01/31	2,958,698
605,000	Broward Cnty FL Fuel Sys Rev Ft Lauderdale Fuel Facs, Ser A, AGM, AMT	5.00%	04/01/22	651,827
1,350,000	Broward Cnty FL Port Facs Rev Ref Subordinate Bond, Ser D, AMT	5.00%	09/01/27	1,682,815

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$250,000	Citizens Property Insurance Corp FL, Ser A1	5.00%	06/01/22	$268,235
280,000	Escambia Cnty FL Hlth Facs Auth Baptist Hosp Inc Proj, Ser A	5.50%	08/15/24	285,939
400,000	Escambia Cnty FL Sol Wst Disp Var Gulf Pwr Co Proj, 2nd Ser (c)	1.23%	04/01/39	400,000
3,250,000	FL Dev Fin Corp Surface Transprtn Fac Rev Ref Virgin Trains USA Passenger Rail Proj, Ser A, AMT (Mandatory put 01/01/29) (a)	6.50%	01/01/49	3,286,562
725,000	FL St Govtl Utility Auth Rev Ref, AGM	4.00%	10/01/37	856,414
825,000	FL St Govtl Utility Auth Rev Ref, AGM	4.00%	10/01/38	969,680
750,000	FL St Govtl Utility Auth Rev Ref, AGM	4.00%	10/01/39	877,612
6,850,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev Priority Sub, Ser A, AMT	5.00%	10/01/42	8,252,948
250,000	Gulfstream Polo Cmnty Dev Dist FL Spl Assmnt Phase 2 Proj	3.00%	11/01/24	251,730
1,000,000	Gulfstream Polo Cmnty Dev Dist FL Spl Assmnt Phase 2 Proj	4.38%	11/01/49	1,054,740
445,000	Harmony FL CDD Capital Impt Rev Ref, Ser 2015	4.75%	05/01/25	456,392
365,000	Heritage Harbour FL N CDD Capital Impt Rev Ref Sr Lien, Ser A-1, AGM	5.00%	05/01/25	424,732
125,000	Hollywood FL Cmnty Redev Agy Redev Rev Ref	5.00%	03/01/23	139,241
1,000,000	Jacksonville FL Healthcare Facs Rev Ref Baptist Hlth	5.00%	08/15/35	1,234,470
3,700,000	Jacksonville FL Spl Rev Ref Spl Rev, Ser A	5.00%	10/01/31	4,509,930
1,000,000	Jacksonville FL Spl Rev Ref Spl Rev, Ser B	5.00%	10/01/28	1,227,970
2,980,000	Jea FL Wtr & Swr Rev Ref, Ser A	4.00%	10/01/39	3,351,844
6,300,000	Jea FL Wtr & Swr Rev Var, Ser B (c)	1.03%	10/01/41	6,300,000
1,230,000	Lakeland FL Hosp Sys Rev Lakeland Regl Hlth	5.00%	11/15/33	1,411,044
1,210,000	Lee Cnty FL Indl Dev Auth Cypress Cove Healthpark FL Inc Memory Care Proj	4.00%	10/01/24	1,272,049
1,000,000	Lee Cnty FL Indl Dev Auth Shell Point/Waterside Hlth Proj	5.00%	11/15/39	1,180,120
1,500,000	Lee Cnty FL Indl Dev Auth Shell Point/Waterside Hlth Proj	5.00%	11/15/44	1,752,060
1,385,000	Mediterra FL S CDD Capital Impt Rev Ref	5.10%	05/01/31	1,487,961
2,500,000	Miami Dade Cnty FL Wtr & Swr Rev Ref Sys, Ser B	4.00%	10/01/34	2,891,475
2,130,000	Miami Dade Cnty FL Wtr & Swr Rev Sys, Ser A	4.00%	10/01/40	2,417,422
330,000	Miami FL Hlth Facs Auth Ref Miami Jewish Hlth Sys Oblig Grp	5.00%	07/01/25	342,642
500,000	Miami FL Spl Oblig Ref (a)	5.00%	03/01/30	558,110
375,000	Miami World Ctr CDD FL Spl Assmnt	4.00%	11/01/23	387,004
275,000	Miami World Ctr CDD FL Spl Assmnt	4.75%	11/01/27	301,271
515,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/27	567,757
2,000,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ Miami, Ser A	5.00%	04/01/31	2,348,140
445,000	Miami-Dade Cnty FL Indl Dev Auth Doral Academy Proj	5.00%	01/15/25	496,527
550,000	Miami-Dade Cnty FL Indl Dev Auth Doral Academy Proj	5.00%	01/15/32	626,863
1,210,000	Miami-Dade Cnty FL Indl Dev Auth Doral Academy Proj	5.00%	01/15/37	1,364,892
1,080,000	Miami-Dade Cnty FL Spl Oblig Sub Ref	5.00%	10/01/35	1,311,941
5,000,000	Miami-Dade Cnty FL Wtr & Swr Rev, Ser B	4.00%	10/01/44	5,762,100
2,430,000	Miami-Dade Cnty FL, Ser-A	5.00%	07/01/43	3,070,524
440,000	North Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	3.63%	05/01/24	444,998
800,000	North Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/30	825,040
725,000	North Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	749,338
435,000	Nthrn Palm Beach Cnty FL Impt Dist	3.25%	08/01/22	440,855
355,000	Nthrn Palm Beach Cnty FL Impt Dist	5.00%	08/01/37	390,070
680,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/29	781,782
345,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/34	390,899
6,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Inc, Ser A	5.00%	10/01/36	7,214,220

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$2,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Inc, Ser A	5.00%	10/01/39	$2,384,760
825,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys	5.00%	08/01/31	940,442
1,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys	5.00%	08/01/41	1,124,510
545,000	Palm Beach Cnty FL Hlth Facs Auth Acts Retmnt Life Cmntys Inc, Ser A	5.00%	11/15/45	635,165
900,000	Palm Beach Cnty FL Hlth Facs Auth Acts Retmnt Life Cmntys Ref	5.00%	11/15/22	974,313
2,000,000	Palm Beach Cnty FL Hlth Facs Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp	5.00%	11/15/32	2,382,200
305,000	Palm Beach Cnty FL Hlth Facs Auth Rev Lifespace Cmntys Inc, Ser B	5.00%	05/15/31	355,981
55,000	Port Saint Lucie FL Cmnty Redev Agy Rev Ref	5.00%	01/01/23	61,001
200,000	Rhodine Road North CDD FL Spl Assmnt	3.50%	05/01/24	202,278
1,000,000	Rhodine Road North CDD FL Spl Assmnt	4.50%	05/01/40	1,041,400
725,000	Sarasota Cnty FL Hlth Facs Auth Retmnt Fac Rev Ref Vlg of Isle Proj	5.00%	01/01/25	820,388
2,250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (a)	5.00%	03/01/30	2,535,187
500,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (a)	4.00%	11/01/24	510,675
500,000	Tallahassee FL Energy Sys Rev Energy Sys	5.00%	10/01/29	587,285
1,500,000	Tallahassee FL Energy Sys Rev Energy Sys	5.00%	10/01/30	1,756,500
215,000	Timber Creek CDD FL Spl Assmnt Rev (e)	4.13%	11/01/24	219,672
100,000	UCF Stadium Corp FL Rev Ref, Ser A	5.00%	03/01/24	115,383
170,000	Villamar CDD FL Spl Assmnt (b)	3.75%	05/01/24	171,792
70,000	Vlg FL CDD #6 Spl Assmnt Rev Ref	4.00%	05/01/25	77,739
500,000	Volusia Cnty FL Eductnl Fac Auth Ref Embry Riddle Aeronautical Univ Inc Proj, Ser A	4.00%	10/15/37	574,165
500,000	WildBlue CDD FL Spl Assmnt (a)	3.50%	06/15/24	505,590
				99,293,335
	Georgia – 4.2%
4,400,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Sub, Ser D, AMT	4.00%	07/01/36	5,152,972
650,000	Atlanta GA Tax Allocation Ref Eastside Proj	5.00%	01/01/30	801,320
3,000,000	Atlanta GA Wtr & Wstwtr Rev Ref, Ser A	5.00%	11/01/41	3,716,820
4,400,000	Atlanta GA Wtr & Wstwtr Rev Ref, Ser C	4.00%	11/01/37	5,076,588
625,000	De Kalb GA Priv Hosp Auth Children’s Healthcare of Atlanta, Ser B	4.00%	07/01/37	730,556
315,000	East Point GA Tax Allocation Ref	5.00%	08/01/21	332,353
500,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/34	580,230
350,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/35	405,136
400,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/36	461,648
1,490,000	Floyd Cnty GA Dev Auth Spires Berry Clg Proj, Ser A	5.50%	12/01/28	1,555,843
2,450,000	Floyd Cnty GA Dev Auth Spires Berry Clg Proj, Ser A	5.75%	12/01/33	2,552,214
1,000,000	Fulton Cnty GA Dev Auth Rev Ref Children’s Healthcare of Atlanta, Ser C	5.00%	07/01/35	1,283,950
3,455,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	3,834,221
750,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/34	960,998
890,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/35	1,137,331
2,525,000	GA St Hsg & Fin Auth Rev Sf Mtge, Ser C	3.25%	12/01/33	2,709,426
2,530,000	GA St Ref, Ser F	5.00%	07/01/25	3,084,778
5,000,000	GA St, Ser A-2	4.00%	02/01/36	5,740,600

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$40,000	Gainesville & Hall Cnty GA Hosp Auth Ref NE GA Hlth Sys Inc Proj, Ser A	5.00%	02/15/26	$48,256
985,000	Glynn-Brunswick GA Memorial Hosp Auth Ref Rev Anticipation Ctfs Southeast GA Hlth Sys Proj	4.00%	08/01/37	1,140,837
175,000	Main Street Nat Gas Inc GA Gas Rev, Ser A	5.50%	09/15/23	200,692
1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/27	1,224,750
2,330,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/30	2,949,337
2,160,000	Main Street Natural Gas Inc GA Gas Sply Rev, Ser C	5.00%	09/01/25	2,577,355
1,400,000	Main Street Natural Gas Inc GA Gas Sply Rev, Ser C	5.00%	09/01/26	1,706,754
560,000	Priv Clgs & Univs Auth GA Mercer Univ Proj, Ser C	5.25%	10/01/27	616,571
925,000	Priv Clgs & Univs Auth GA Savannah Clg of Art & Design Proj	5.00%	04/01/33	1,057,534
2,625,000	Priv Clgs & Univs Auth GA Savannah Clg of Art & Design Proj	5.00%	04/01/44	2,959,478
2,865,000	S Regl GA Jt Dev Auth Rev Ref Valdosta St Univ VSU ASRE GA Reade Hopper LLC	5.00%	08/01/35	3,618,409
				58,216,957
	Guam – 0.1%
400,000	Guam Govt Business Privilege Tax Rev, Ser B-1	5.00%	01/01/37	420,936
300,000	Guam Port Auth Port Rev, Ser B, AMT	5.00%	07/01/32	366,771
75,000	Guam Pwr Auth Rev Ref, Ser A, AGM	5.00%	10/01/20	76,887
				864,594
	Hawaii – 0.7%
195,000	HI St Dept of Budget & Fin Spl Purpose Rev Ref HI Pacific Hlth Oblig Grp, Ser B	5.00%	07/01/30	217,559
110,000	HI St Pacific Hlth Spl Purpose Rev, Ser B	5.63%	07/01/30	112,099
4,980,000	HI St, Ser FG	4.00%	10/01/33	5,724,759
500,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref Junior, Ser A	5.00%	07/01/20	508,415
2,450,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref Sr First Bd Resolution, Ser B	4.00%	07/01/32	2,756,348
100,000	Honolulu City & Cnty HI Wstwtr Sys Rev Sr First Bd Resolution, Ser B	5.00%	07/01/20	101,704
				9,420,884
	Idaho – 0.1%
1,000,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/37	1,134,550
255,000	ID St Hlth Facs Auth Rev Ref Vly Vista Care Corp, Ser A	5.00%	11/15/32	272,595
500,000	ID St Hlth Facs Auth Rev Trinity Hlth Ref, Ser D	5.00%	12/01/33	546,690
				1,953,835
	Illinois – 3.9%
1,210,000	Bolingbrook IL Ref, Ser A	4.00%	01/01/35	1,363,573
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/30	1,235,690
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/31	1,229,880
130,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(d)	12/01/22	123,747
240,000	Chicago IL Brd of Edu Proj, Ser C	5.25%	12/01/39	269,959
500,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	598,010
1,975,000	Chicago IL Brd of Edu Ref, Ser F	5.00%	12/01/31	2,032,038
625,000	Chicago IL Brd of Edu, Ser A	5.50%	12/01/39	665,787
305,000	Chicago IL O’Hare Intl Arpt Rev Ref Gen Sr Lien, Ser A, AMT	5.00%	01/01/30	362,852
250,000	Chicago IL O’Hare Intl Arpt Rev Ref Gen Sr Lien, Ser C	4.00%	01/01/34	283,525
600,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	742,128
2,000,000	Chicago IL O’Hare Intl Arpt Rev Ref, Ser A, AMT	5.00%	01/01/33	2,320,040
400,000	Chicago IL O’Hare Intl Arpt Rev, Ser C, AMT	5.00%	01/01/34	463,596
450,000	Chicago IL Ref 2003B	5.25%	01/01/29	519,385

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$185,000	Chicago IL Ref Proj, Ser A	5.00%	01/01/27	$207,095
1,155,000	Chicago IL Ref Proj, Ser A	5.00%	01/01/35	1,277,742
500,000	Chicago IL Ref, Ser A	5.63%	01/01/29	616,100
150,000	Chicago IL Ref, Ser C	4.00%	01/01/22	158,543
500,000	Chicago IL Ref, Ser C	5.00%	01/01/25	573,635
645,000	Chicago IL Ref, Ser C	5.00%	01/01/26	755,379
110,000	Chicago IL Ref, Ser C	5.00%	01/01/38	124,969
285,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/22	273,306
145,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/24	132,059
125,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/25	110,290
2,060,000	Chicago IL, Ser A	5.00%	01/01/27	2,456,468
2,425,000	DuPage & Cook Cntys IL Twp High Sch Dist #86 Hinsdale	4.00%	01/15/36	2,787,586
505,000	Hampshire IL Spl Svc Area #14 Spl Tax Ref Lakewood Crossing, BAM	4.00%	03/01/25	556,626
300,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	314,040
230,000	IL St	5.00%	05/01/23	253,037
125,000	IL St	5.00%	06/01/27	147,191
325,000	IL St Fin Auth Academic Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/33	412,487
600,000	IL St Fin Auth Academic Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/34	759,678
970,000	IL St Fin Auth Academic Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/35	1,224,606
300,000	IL St Fin Auth Academic Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/36	377,637
1,000,000	IL St Fin Auth Rev Centegra Hlth Sys, Ser A	5.00%	09/01/39	1,142,460
500,000	IL St Fin Auth Rev Loc Govt Program E Prairie Sch Dist #73 Proj, BAM	5.00%	12/01/30	622,285
70,000	IL St Fin Auth Rev Ref Lifespace Cmntys, Ser A	5.00%	05/15/24	78,520
845,000	IL St Fin Auth Rev Ref Mercy Hlth System Oblig Grp	5.00%	12/01/33	995,123
35,000	IL St Fin Auth Rev Ref Presbyterian Homes Oblig Grp, Ser A	5.00%	11/01/24	40,643
1,010,000	IL St Fin Auth Rev Sthrn IL Healthcare, Ser A	5.00%	03/01/47	1,175,630
600,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/26	707,118
500,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	598,910
315,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/32	371,048
2,500,000	IL St Rebuild IL Program, Ser B	5.00%	11/01/30	3,083,850
300,000	IL St Ref	4.00%	08/01/25	314,178
85,000	IL St Ref, Ser B	5.00%	10/01/24	96,867
485,000	IL St, Ser A	4.00%	01/01/25	502,722
1,500,000	IL St, Ser A	5.00%	12/01/26	1,790,505
795,000	IL St, Ser D	5.00%	11/01/24	904,789
20,000	IL St, Ser D	5.00%	11/01/26	23,686
2,000,000	IL St, Ser D	5.00%	11/01/27	2,405,420
960,000	IL St, Ser D	5.00%	11/01/28	1,149,888
1,500,000	Morton Grove IL Tax Incr Rev Sawmill Station Redev Proj	5.00%	01/01/39	1,539,255
3,635,000	Morton Grove-Niles Wtr Cmmn IL Wtr, Ser A	5.00%	12/01/41	4,410,455
1,000,000	Piatt Champaign & De Witt Cntys IL Cmnty Unit Sch Dist #25 Ref, Ser B, BAM	5.00%	11/01/33	1,192,930
645,000	Rockford IL Ref Wtrwks Sys, Ser B, BAM	5.00%	12/15/26	781,030
110,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/24	124,621
125,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/25	143,504

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$3,000,000	Univ of Illinois IL Ref Fauxiliary Facs Sys, Ser A, AGM	4.00%	04/01/36	$3,423,630
				53,347,751
	Indiana – 1.3%
1,920,000	Carmel IN Loc Pub Impt Bond Bank Multipurpose, Ser 2016	5.00%	07/15/34	2,337,427
1,425,000	Carmel IN Loc Pub Impt Bond Bank Spl Program Wtrwks	5.00%	06/01/26	1,751,738
1,000,000	Evansville IN Mf Hsg Rev Silver Birch Evansville Proj	5.45%	01/01/38	1,066,700
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (a)	5.30%	01/01/32	267,142
930,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/36	1,059,447
1,330,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/37	1,499,761
110,000	IN St Fin Auth Rev BHI Sr Living	5.50%	11/15/31	116,871
800,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A (e)	5.25%	07/01/28	874,600
1,000,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A (e)	5.88%	07/01/38	1,081,510
460,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A	5.75%	11/15/28	512,008
55,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A	6.00%	11/15/28	61,922
500,000	IN St Fin Auth Rev Marian Univ Proj, Ser A	5.00%	09/15/34	616,310
275,000	IN St Fin Auth Rev Ref Rev Cmnty Fdtn of NW IN	5.00%	09/01/31	331,292
3,455,000	IN St Hsg & Cmnty Dev Auth Sf Mtge Rev Non Ace Var, Ser C-3, AMT (c)	1.16%	07/01/47	3,455,000
500,000	Mishawaka IN Mf Hsg Rev Silver Birch Mishawaka Proj (a)	5.10%	01/01/32	524,135
1,700,000	Plainfield IN Mf Hsg Rev Glasswater Creek Proj	5.38%	09/01/38	1,770,856
				17,326,719
	Iowa – 1.1%
1,000,000	Altoona IA, Ser A, COPS, BAM	5.00%	06/01/33	1,245,290
720,000	Altoona IA, Ser A, COPS, BAM	5.00%	06/01/34	894,175
2,385,000	Coralville IA Ref, Ser A	5.00%	05/01/38	2,604,849
985,000	IA St Fin Auth Sr Hsg Rev Northcrest Inc Proj, Ser A	5.00%	03/01/28	1,100,787
1,000,000	IA St Fin Auth Sr Hsg Rev Northcrest Inc Proj, Ser A	5.00%	03/01/33	1,108,050
6,300,000	Pefa Inc IA Gas Proj Rev (Mandatory put 09/01/26)	5.00%	09/01/49	7,615,566
				14,568,717
	Kansas – 1.4%
2,000,000	Goddard KS Sales Tax Spl Oblg Rev Ref Olympic Park Star Bond Proj	3.60%	06/01/30	2,018,140
4,210,000	Johnson & Miami Cntys KS Unif Sch Dist #230 Spring Hill, Ser A	5.00%	09/01/35	5,235,850
1,240,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/29	1,514,561
1,470,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/30	1,780,376
500,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/31	583,090
625,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/32	726,494
575,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/33	666,454
500,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/34	577,990
525,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/35	605,047
600,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/36	689,328
1,045,000	Lenexa KS Healthcare Fac Rev Ref Lakeview Vlg Inc, Ser A	5.00%	05/15/26	1,210,413
2,800,000	Sedgwick Cnty KS Unif Sch Dist #260 Ref & Sch Bldg, Ser B	4.00%	10/01/38	3,176,488
150,000	Wyandotte Cnty KS Unif Sch Dist #202, Ser A, AGM	5.00%	09/01/32	186,540
475,000	Wyandotte Cnty/Kansas City KS Unif Govt Utility Sys Rev Ref & Impt, Ser A	5.00%	09/01/29	552,705
				19,523,476
	Kentucky – 2.3%
2,350,000	Bowling Green KY Wtr & Swr Rev, AGM	4.00%	06/01/32	2,661,469
1,000,000	Estrn KY Univ Gen Recpts, Ser A	5.00%	04/01/25	1,188,420

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kentucky (Continued)
$145,000	KY St Econ Dev Fin Auth Baptist Healthcare Sys, Ser B	5.00%	08/15/28	$176,459
275,000	KY St Econ Dev Fin Auth Baptist Healthcare Sys, Ser B	5.00%	08/15/36	326,274
3,000,000	KY St Econ Dev Fin Auth Baptist Healthcare Sys, Ser B	5.00%	08/15/41	3,526,350
160,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Healthcare Inc, Ser B, NATL-RE	(d)	10/01/25	143,221
750,000	KY St Econ Dev Fin Auth Owensboro Med Hlth Sys, Ser A	6.00%	06/01/30	762,173
625,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/38	711,206
730,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/35	912,639
895,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/36	1,115,662
300,000	KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE	5.00%	09/01/22	328,329
4,645,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser B (Mandatory put 01/01/25)	4.00%	01/01/49	5,188,279
6,610,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	7,717,439
1,545,000	KY St Pub Energy Auth Gas Sply Rev, Ser A-1 (Mandatory put 06/01/25)	4.00%	12/01/49	1,736,997
3,315,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Healthcare Inc, Ser A	5.00%	10/01/30	4,021,062
550,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Healthcare Inc, Ser A	5.00%	10/01/31	664,202
130,000	Warren Cnty KY Hosp Rev Ref Bowling Green Warren Cnty Cmnty Hosp Corp	5.00%	04/01/23	141,158
				31,321,339
	Louisiana – 1.5%
1,260,000	East Baton Rouge Parish LA Capital Impts Dist Movebr Sales, Ser T	4.00%	08/01/35	1,494,650
1,520,000	East Baton Rouge Parish LA Capital Impts Dist Movebr Sales, Ser T	4.00%	08/01/36	1,796,214
2,530,000	East Baton Rouge Parish LA Capital Impts Dist Movebr Sales, Ser T	4.00%	08/01/38	2,963,364
1,000,000	LA Pub Facs Auth Rev Ref Ochsner Clinic Fdtn Proj	5.00%	05/15/36	1,190,260
250,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ascension Psh Courthouse Proj	5.00%	11/01/31	309,293
1,700,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Hosp Womans Fdtn Proj, Ser A	5.00%	10/01/37	2,061,318
470,000	LA Stadium & Exposition Dist LA Ref Sr, Ser A	5.00%	07/01/30	528,698
380,000	LA Stadium & Exposition Dist LA Ref Sr, Ser A	5.00%	07/01/31	427,527
200,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/31	241,102
1,160,000	New Orleans LA Aviation Brd, Ser B, AMT	5.00%	01/01/31	1,340,276
1,305,000	New Orleans LA Wtr Rev	5.00%	12/01/34	1,534,380
1,050,000	New Orleans LA Wtr Rev Ref	5.00%	12/01/28	1,221,979
1,000,000	Saint John The Baptist Parish LA Rev Ref Marathon Oil Corp Proj, Ser A-2 (Mandatory put 07/01/24)	2.10%	06/01/37	1,026,570
625,000	Shreveport LA Wtr & Swr Rev Junior Lien, Ser B, AGM	5.00%	12/01/32	801,831
1,650,000	Shreveport LA Wtr & Swr Rev, Ser B, BAM	5.00%	12/01/30	1,926,622
2,000,000	Shreveport LA Wtr & Swr Rev, Ser B, BAM	5.00%	12/01/33	2,428,500
				21,292,584
	Maryland – 1.6%
565,000	Baltimore Cnty MD Rev Ref Oak Crest Vlg Inc Fac	4.00%	01/01/39	641,151
650,000	Baltimore Cnty MD Rev Ref Oak Crest Vlg Inc Fac	4.00%	01/01/40	736,502
600,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/33	691,914
685,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/34	787,127
650,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/36	742,833

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Maryland (Continued)
$700,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/38	$796,096
1,120,000	Baltimore MD Rev Ref Sr, Ser B	5.00%	07/01/33	1,321,421
1,000,000	Baltimore MD Spl Oblig Ref E Baltimore Research Park Proj, Ser A	5.00%	09/01/38	1,126,660
100,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	2.75%	06/01/24	101,099
125,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	2.80%	06/01/25	126,669
135,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	2.85%	06/01/26	137,191
1,000,000	Gaithersburg MD Econ Dev Rev Ref Proj Asbury MD Oblig Grp, Ser A	4.50%	01/01/25	1,136,140
1,000,000	Howard Cnty MD Retmnt Cmnty Rev Ref Columbia Vantage House Corp	5.00%	04/01/36	1,104,870
85,000	Howard Cnty MD Retmnt Cmnty Rev Ref Vantage House Fac	5.00%	04/01/21	86,600
500,000	Howard Cnty MD Retmnt Cmnty Rev Ref Vantage House Fac	5.00%	04/01/26	544,085
220,000	MD St Econ Dev Corp Econ Dev Rev Transprtn Facs Proj, Ser A	5.38%	06/01/25	223,205
600,000	MD St Econ Dev Corp Student Hsg Rev Ref Sr Univ MD Proj	4.00%	07/01/24	646,254
2,490,000	MD St Econ Dev Corp Student Hsg Rev Ref Univ MD Clg Park Projs, AGM	5.00%	06/01/35	2,978,239
500,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Adventist Healthcare Oblig Grp, Ser A	5.50%	01/01/26	611,355
800,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Anne Arundel Hlth System, Ser A	5.00%	07/01/30	983,920
1,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Anne Arundel Hlth System, Ser A	5.00%	07/01/32	1,221,110
790,000	MD St Ref, Ser B	5.00%	08/01/24	934,681
2,650,000	MD St St & Loc Facs Loan of 2013-1st, Ser A	5.00%	03/01/23	2,768,296
1,500,000	Prince Georges Cnty MD Rev Ref Collington Episcopal Life Care Cmnty Inc	5.00%	04/01/25	1,647,585
				22,095,003
	Massachusetts – 1.0%
925,000	Ludlow MA	4.00%	02/01/32	1,073,888
960,000	Ludlow MA	4.00%	02/01/33	1,108,186
250,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (a)	5.00%	11/15/28	293,953
325,000	MA St Dev Fin Agy Rev Merrimack Clg	5.00%	07/01/37	378,482
500,000	MA St Dev Fin Agy Rev Ref Newbridge Charles Inc (a)	5.00%	10/01/37	554,510
700,000	MA St Dev Fin Agy Rev Umass Boston Student Hsg Proj	5.00%	10/01/24	813,351
3,000,000	MA St Dev Fin Agy Rev Umass Boston Student Hsg Proj	5.00%	10/01/41	3,479,160
2,000,000	MA St Port Auth Spl Facs Rev Ref Bosfuel Proj, Ser A, AMT	5.00%	07/01/33	2,542,800
3,425,000	MA St, Ser A	5.00%	03/01/41	3,926,488
				14,170,818
	Michigan – 2.5%
240,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/32	271,985
500,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/33	565,820
525,000	Grand Rapids MI Santn Swr Sys Rev Ref	5.00%	01/01/45	666,608
1,000,000	Grand Rapids MI Santn Swr Sys Rev Ref	4.00%	01/01/50	1,151,130
735,000	Grand Traverse Cnty MI Hosp Fin Auth Munson Healthcare Oblig Grp, Ser A	5.00%	07/01/44	885,881
4,500,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Second Lien, Ser D	5.00%	07/01/36	5,393,205
1,125,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Sr Lien, Ser C	5.00%	07/01/28	1,373,321
1,995,000	Kalamazoo MI Econ Dev Corp Ref Heritage Cmnty of Kalamazoo Proj	5.00%	05/15/32	2,291,337

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan (Continued)
$1,100,000	Kalamazoo MI Econ Dev Corp Ref Heritage Cmnty of Kalamazoo Proj	5.00%	05/15/37	$1,242,890
1,000,000	Marquette MI Brd of Light & Pwr Elec Utility Sys Rev Ref, Ser A	5.00%	07/01/29	1,211,590
890,000	MI St Fin Auth Ltd Oblig Rev Ref Clg for Creative Studies Proj	5.00%	12/01/25	996,889
325,000	MI St Fin Auth Rev Loc Govt Loan Program Great Lakes Wtr Auth Ref, Ser C	5.00%	07/01/27	387,507
2,050,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/35	2,295,918
2,105,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/36	2,352,359
2,905,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	5.00%	11/15/41	3,480,422
1,000,000	MI St Fin Auth Rev Ref Loc Govt Loan Program Great Lakes Wtr Auth, Ser D-1	5.00%	07/01/34	1,175,830
500,000	MI St Fin Auth Rev Ref Loc Govt Loan Program, Ser F1	3.80%	10/01/22	525,415
125,000	MI St Fin Auth Rev Ref Loc Govt Loan Program, Ser F1	3.88%	10/01/23	133,978
565,000	MI St Hosp Fin Auth Ref Ascenion Sr Credit, Ser F7	5.00%	11/15/47	667,813
1,000,000	MI St Univ Rev Brd of Trustees, Ser B	5.00%	02/15/34	1,288,550
650,000	Midland MI Pub Schs Sch Bldg & Site, Ser II	5.00%	05/01/35	827,495
1,990,000	Utica MI Cmnty Schs Ref Sch Bldg & Site	5.00%	05/01/31	2,387,085
2,800,000	Wayne Cnty MI Arpt Auth Rev Ref, Ser F, AMT	5.00%	12/01/25	3,393,292
				34,966,320
	Minnesota – 0.8%
370,000	Duluth MN Indep Sch Dist #709 Ref, Ser B, COPS	5.00%	02/01/27	457,342
480,000	Hugo MN Chtr Sch Lease Rev Noble Academy Proj, Ser A	4.00%	07/01/22	496,147
400,000	Minneapolis MN Mf Rev Riverside Home Proj, Ser B (Mandatory put 05/01/20)	3.75%	11/01/21	400,144
750,000	MN St Hgr Edu Facs Auth Rev Ref Clg of St Scholastica Inc	4.00%	12/01/40	846,045
1,000,000	North Oaks MN Sr Hsg Rev Ref Waverly Gardens Proj	5.00%	10/01/28	1,140,400
1,000,000	Rochester MN Healthcare & Hsg Rev Ref Samaritan Bethany Inc Proj, Ser A	5.00%	08/01/37	1,075,380
580,000	Saint Paul MN Hsg & Redev Auth Healthcare Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/30	680,270
500,000	Saint Paul MN Hsg & Redev Auth Healthcare Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/32	580,180
3,420,000	Saint Paul MN Hsg & Redev Auth Healthcare Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/33	3,952,050
500,000	Saint Paul Park MN Sr Hsg & Healthcare Rev Ref Presbyterian Homes Bloomington Proj	3.00%	09/01/24	520,195
400,000	Saint Paul Park MN Sr Hsg & Healthcare Rev Ref Presbyterian Homes Bloomington Proj	3.13%	09/01/25	417,792
				10,565,945
	Mississippi – 0.5%
600,000	MS St Gaming Tax Rev, Ser A	5.00%	10/15/31	765,522
2,000,000	MS St, Ser A	5.00%	11/01/33	2,472,720
985,000	MS St, Ser B	5.00%	12/01/32	1,222,552
500,000	West Rankin MS Utility Auth Rev, AGM	5.00%	01/01/32	586,175
1,215,000	West Rankin MS Utility Auth Rev, AGM	5.00%	01/01/33	1,421,793
				6,468,762
	Missouri – 1.7%
220,000	Jackson Cnty MO Spl Oblig Ref Truman Sports Complex Proj	5.00%	12/01/22	244,367
700,000	Jackson Cnty MO Spl Oblig Ref Truman Sports Complex Proj	5.00%	12/01/31	819,840
1,670,000	Joplin MO Indl Dev Auth Hlth Facs Rev Ref Freeman Hlth System	5.00%	02/15/26	1,917,761
3,385,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intrnl Arpt Terminal Mod Proj, Ser B, AMT	5.00%	03/01/37	4,226,613

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Missouri (Continued)
$5,525,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig KS City Intrnl Arpt Terminal Mod Proj, Ser B, AGM, AMT	5.00%	03/01/49	$6,746,467
1,000,000	Kansas City MO Land Clearance Redev Auth Proj Rev Convention Ctr Hotel Proj TIF Fing, Ser B (a)	5.00%	02/01/40	1,119,310
220,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/30	249,515
415,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/31	468,128
1,000,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/38	1,108,540
3,000,000	MO Jt Muni Elec Utility Commn Pwr Proj Rev Ref, Ser A	5.00%	12/01/40	3,561,540
200,000	MO St Dev Fin Brd Infrastructure Facs Rev Ref Independence MO Centerpoint Proj, Ser B	5.00%	04/01/28	235,876
750,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Mosaic Hlth Sys, Ser A	5.00%	02/15/32	961,238
160,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/23	176,158
500,000	MO St Hlth & Eductnl Facs Auth Sr Living Facs Lutheran Sr	5.38%	02/01/35	500,000
250,000	Saint Charles Cnty MO Pub Wtr Sply Dist #2 Ref, COPS	5.00%	12/01/28	303,750
1,040,000	Saint Louis MO Muni Fin Corp Sales Tax Leasehold Rev Ref	5.00%	02/15/28	1,252,597
				23,891,700
	Montana – 0.2%
740,000	MT St Fac Fin Auth Rev Ref	5.00%	02/15/25	875,768
130,000	MT St Fac Fin Auth Rev Ref	5.00%	02/15/29	158,380
2,000,000	MT St Fac Fin Auth Rev Ref Scl Hlth Sys, Ser A	4.00%	01/01/36	2,368,240
				3,402,388
	Nebraska – 0.7%
1,745,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/27	1,895,908
5,370,000	Centrl Plains Energy Proj NE Gas Proj Rev Ref Proj #3, Ser A	5.00%	09/01/29	6,780,967
545,000	Madison Cnty NE Hosp Auth #1 Ref Faith Regl Hlth Svcs Proj	5.00%	07/01/28	655,886
500,000	NE St Pub Pwr Dist Rev Gen, Ser C	5.00%	01/01/35	597,040
				9,929,801
	Nevada – 0.6%
750,000	Carson City NV Hosp Rev Ref Carson Tahoe Regl Med Ctr, Ser A	5.00%	09/01/30	912,870
1,685,000	Clark Cnty NV Detention Ctr	4.00%	06/01/35	1,989,985
1,045,000	Clark Cnty NV Impt Dist Ref Spl Loc Impt #151	4.50%	08/01/23	1,116,635
420,000	Las Vegas NV Spl Impt Dist #808 & #810 Ref	5.00%	06/01/22	446,321
120,000	North Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.50%	06/01/24	124,438
150,000	North Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/25	157,911
185,000	North Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/26	195,667
260,000	North Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/27	275,540
335,000	NV Dept of Business & Industry NV Doral Academy, Ser A (a)	5.00%	07/15/27	374,684
300,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/29	370,104
950,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/30	1,166,514
275,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/31	336,449
1,200,000	Sparks NV Tourism Impt Dist #1 Rev Ref Sales Tax Sr, Ser A (a)	2.50%	06/15/24	1,221,588
				8,688,706
	New Hampshire – 0.3%
1,000,000	National Fin Auth NH Sol Wst Disp Rev Var Ref Wst Mgmt Inc Proj, Ser A-1, AMT (Mandatory put 07/01/24)	2.15%	09/01/25	1,032,410
2,740,000	NH St Hlth & Edu Facs Auth Rev Concord Hosp Trust	5.00%	10/01/42	3,305,481
				4,337,891
	New Jersey – 1.8%
450,000	NJ St Econ Dev Auth Mtr Vehcl Surcharge Rev Ref Sub, Ser A, BAM	5.00%	07/01/28	553,018

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Jersey (Continued)
$500,000	NJ St Econ Dev Auth Ref, Ser A, BAM	5.00%	06/15/23	$562,720
2,965,000	NJ St Econ Dev Auth Rev, Ser WW	5.00%	06/15/34	3,376,008
490,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	579,552
1,000,000	NJ St Healthcare Facs Fing Auth Rev Ref Hackensack Meridian Hlth, Ser A	5.00%	07/01/24	1,173,640
100,000	NJ St Transit Corp, Ser A, GANS	5.00%	09/15/21	106,254
1,290,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(d)	12/15/25	1,164,651
165,000	NJ St Transprtn Trust Fund Auth Fed Hwy Reimbursement Nts, Ser A-1, GARVEE	5.00%	06/15/28	196,766
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/30	614,550
3,040,000	NJ St Transprtn Trust Fund Auth Ref Transptrn Sys, Ser A	5.00%	12/15/26	3,685,514
400,000	NJ St Transprtn Trust Fund Auth Transprtn Program, Ser AA	4.00%	06/15/27	419,592
1,400,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser D	5.25%	12/15/23	1,608,488
105,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser D	5.00%	12/15/24	122,620
1,500,000	NJ St Transprtn Trust Fund Auth, Ser BB	5.00%	06/15/30	1,848,375
220,000	NJ St Transprtn Trust Fund Auth, Ser BB	5.00%	06/15/31	269,969
500,000	NJ St Transprtn Trust Fund Auth, Ser BB	5.00%	06/15/32	611,870
1,000,000	NJ St Transprtn Trust Fund Auth, Ser BB	5.00%	06/15/33	1,220,450
500,000	Tobacco Settlement Fing Corp NJ Ref, Ser A	5.00%	06/01/27	614,545
5,505,000	Tobacco Settlement Fing Corp NJ Ref, Ser A	5.00%	06/01/46	6,416,353
				25,144,935
	New Mexico – 0.2%
600,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.00%	10/01/23	612,792
230,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.20%	10/01/24	240,074
240,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.30%	10/01/25	252,667
250,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.45%	10/01/26	265,820
260,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.55%	10/01/27	278,733
365,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	5.00%	10/01/33	402,519
520,000	Santa Fe NM Retmnt Fac Rev El Castillo Retmnt Proj, Ser A	5.00%	05/15/34	594,313
500,000	Santa Fe NM Retmnt Fac Rev El Castillo Retmnt Proj, Ser A	5.00%	05/15/44	558,530
				3,205,448
	New York – 4.3%
100,000	Buffalo & Erie Cnty NY Indl Land Dev Corp Rev Ref Orchard Park	5.00%	11/15/22	108,270
115,000	Buffalo & Erie Cnty NY Indl Land Dev Corp Rev Ref Orchard Park	5.00%	11/15/24	130,539
3,400,000	Build NYC Resource Corp NY Sol Wst Disp Rev Ref Pratt Paper Inc Proj, AMT (a)	5.00%	01/01/35	3,803,614
1,975,000	Met Transprtn Auth NY Rev Ref Transptrn, Subser C-1	5.00%	11/15/34	2,358,071
4,000,000	Met Transprtn Auth NY Rev Transprtn, Subser A-1	5.00%	11/15/40	4,684,040
840,000	Monroe Cnty NY Indl Dev Corp Rev Ref Nazareth Clg of Rochester Proj, Ser A	5.00%	10/01/23	947,923
1,000,000	Monroe Cnty NY Indl Dev Corp Rev Ref St Ann’s Cmnty Proj	5.00%	01/01/40	1,120,470
4,220,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution, Subser CC-1	4.00%	06/15/33	4,871,863
3,550,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev, Ser DD-1	4.00%	06/15/37	4,142,637
1,000,000	New York City NY Transitional Fin Auth Rev Future Tax Secured Sub Fiscal 2016, Ser A-1	5.00%	08/01/37	1,197,000
1,500,000	New York City NY Transitional Fin Auth Rev Future Tax Sub, Subser E-1	5.00%	02/01/37	1,814,415

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$1,350,000	New York City NY Transitional Fin Auth Rev Sub Future Tax Secured Fiscal 1999, Ser A Subser E-1	5.00%	02/01/36	$1,665,468
5,415,000	New York City NY Transitional Fin Auth Rev Sub Future Tax Secured Fiscal 1999, Ser A Subser E-1	5.00%	02/01/40	6,604,026
5,000,000	New York City NY Transitional Fin Auth Rev Var Future Tax Secured, Subser G-5 (c)	1.20%	05/01/34	5,000,000
500,000	New York NY Fiscal 2020, Ser B-1	4.00%	10/01/35	598,190
415,000	New York NY Fiscal 2020, Ser B-1	4.00%	10/01/37	493,037
6,390,000	New York NY Var, Subser L-3 (c)	1.18%	04/01/36	6,390,000
2,100,000	New York St Mtge Agy Homeowner Mtge Rev Var, Ser 142, AMT (c)	1.24%	10/01/37	2,100,000
300,000	NY St Dorm Auth Revs Non St Supported Debt Ref Orange Regl Med Ctr (a)	5.00%	12/01/25	362,067
195,000	NY St Dorm Auth Revs Non St Supported Debt Unrefunded Pace Univ, Ser A	4.00%	05/01/22	208,252
85,000	NY St Dorm Auth Revs Non St Supported Debt Unrefunded Pace Univ, Ser A	5.00%	05/01/23	95,804
2,850,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser E	5.00%	03/15/34	3,428,635
500,000	Port Auth of New York & New Jersey NY Consol One Hundred Eighty Fifth Ref, AMT	5.00%	09/01/23	568,260
465,000	Port Auth of New York & New Jersey NY Ref Consol, Ser 186, AMT	5.00%	10/15/35	539,470
5,000,000	Port Auth of New York & New Jersey NY Ref Consol, Ser 198	5.25%	11/15/56	6,066,150
15,000	Suffolk Cnty NY Econ Dev Corp Rev Prerefunded Catholic Hlth Svcs Long Island Oblig Grp Proj	5.00%	07/01/28	15,872
85,000	Suffolk Cnty NY Econ Dev Corp Rev Unrefunded Catholic Hlth Svcs Long Island Oblig Grp Proj	5.00%	07/01/28	89,684
400,000	Yonkers NY Econ Dev Corp Eductnl Rev Chrt Sch Edu Excellence Proj, Ser A	4.00%	10/15/29	438,720
				59,842,477
	North Carolina – 1.6%
1,775,000	Charlotte NC Wtr & Swr Sys Rev Ref	5.00%	07/01/22	1,951,115
5,000,000	Charlotte NC Wtr & Swr Sys Rev Ref	4.00%	07/01/36	5,637,050
575,000	Charlotte-Mecklenburg NC Hosp Auth Healthcare Sys Rev Ref Carolinas Healthcare Sys, Ser A	5.00%	01/15/34	681,571
750,000	Greenville NC Comb Enterprise Sys Rev Ref	5.00%	04/01/28	924,473
1,330,000	Monroe NC Comb Enterprise Sys Rev Ref	5.00%	03/01/28	1,613,955
900,000	NC St Capital Facs Fin Agy Student Rev Ref Hsg NC A&T Univ Fdtn Proj, Ser A, AGC	5.00%	06/01/26	1,062,009
2,750,000	NC St Med Care Commn Healthcare Facs Rev Rex Healthcare, Ser A	4.00%	07/01/49	3,143,745
655,000	NC St Med Care Commn Retmnt Facs Rev Ref Retmnt Facs First Mtg Rev Bonds Galloway Ridge, Ser A	5.00%	01/01/30	780,400
1,225,000	NC St Med Care Commn Retmnt Facs Rev Ref Retmnt Facs First Mtg Rev Bonds Galloway Ridge, Ser A	5.00%	01/01/39	1,424,356
630,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/29	722,383
320,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/32	364,230
750,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/37	847,793
500,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/47	559,855

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	North Carolina (Continued)
$1,500,000	NC St Med Care Commn Retmnt Facs Rev Twin Lakes Cmnty, Ser A	5.00%	01/01/44	$1,762,740
430,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/36	524,987
				22,000,662
	North Dakota – 0.1%
225,000	Burleigh Cnty ND Healthcare Rev St Alexius Med Ctr Proj, Ser A	5.00%	07/01/22	237,652
1,300,000	Grand Forks ND Sr Hsg & Nur Fac Rev Ref Vly Homes Oblig Grp, Ser A	5.00%	12/01/23	1,400,074
				1,637,726
	Ohio – 3.6%
2,600,000	Allen Cnty OH Hosp Facs Rev Ref, Ser A	5.00%	08/01/42	3,139,994
100,000	Bowling Green OH St Univ Ref, Ser A	4.00%	06/01/38	118,410
195,000	Bowling Green OH St Univ Ref, Ser A	4.00%	06/01/39	230,217
135,000	Butler Cnty OH Hosp Facs Ref UC Hlth	5.00%	11/15/30	168,207
1,500,000	Butler Cnty OH Hosp Facs Ref UC Hlth	5.00%	11/15/31	1,861,305
1,000,000	Butler Cnty OH Hosp Facs Ref UC Hlth	5.00%	11/15/32	1,235,880
1,000,000	Chillicothe OH City Sch Dist Ref, AGM	4.00%	12/01/31	1,108,290
500,000	Cleveland OH Pub Pwr Sys Rev Ref, Ser A, AGM	5.00%	11/15/24	589,615
600,000	Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev Ref Playhouse Sq Fdtn Proj	5.00%	12/01/28	682,422
700,000	Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev Ref Playhouse Sq Fdtn Proj	5.50%	12/01/43	828,807
1,255,000	Columbus OH Swr Rev Ref Sys	5.00%	06/01/26	1,496,650
650,000	Franklin Cnty OH Convention Facs Auth Hotel Proj Rev Grtr Columbus Convention Cntr Hotel Exp Proj	5.00%	12/01/37	785,564
1,500,000	Franklin Cnty OH Convention Facs Auth Hotel Proj Rev Grtr Columbus Convention Cntr Hotel Exp Proj	5.00%	12/01/44	1,800,240
2,000,000	Franklin Cnty OH Rev Var Che Trinity Hlth Cred Grp, Ser OH (Mandatory put 05/01/20)	1.25%	12/01/46	2,000,000
700,000	Hamilton Cnty OH Healthcare Facs Rev Christ Hosp Proj	5.25%	06/01/27	763,119
1,000,000	Lancaster OH Port Auth Gas Rev Ref, Ser A (Mandatory put 02/01/25)	5.00%	08/01/49	1,173,140
960,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/32	1,206,749
1,000,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/33	1,253,920
3,000,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/36	3,734,430
575,000	Miamisburg OH City Sch Dist Ref	5.00%	12/01/35	686,688
5,250,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (a)	5.00%	07/01/49	5,939,430
2,225,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	2,355,652
1,000,000	OH St Hgr Edu, Ser A	5.00%	05/01/33	1,191,920
1,000,000	OH St Hgr Eductnl Fac Commn Denison Univ Proj	5.00%	11/01/38	1,286,290
150,000	OH St Hosp Rev Ref, Ser A	5.00%	01/15/33	193,515
325,000	OH St Hosp Rev Ref, Ser A	5.00%	01/15/35	415,217
500,000	OH St Hosp Rev Ref, Ser A	4.00%	01/15/38	578,110
2,000,000	OH St Spl Oblig, Ser A-2	5.00%	04/01/30	2,371,500
1,000,000	OH St Wtr Dev Auth Rev Wtr Dev Fresh Wtr, Ser A	5.00%	12/01/21	1,074,790
2,500,000	OH St, Ser T	5.00%	05/01/32	3,133,050
5,325,000	Ross Cnty OH Hosp Rev Ref Adena Hlth Sys Oblig Grp Proj	5.00%	12/01/39	6,633,246
				50,036,367

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Oklahoma – 0.9%
$900,000	Catoosa OK Indl Auth Sales Tax Rev	4.50%	10/01/32	$945,909
750,000	OK St Dev Fin Auth Hlth Sys Rev OU Medicine Proj, Ser B	5.25%	08/15/48	903,233
2,815,000	Oklahoma City OK Arpt Trust Junior Lien, AMT	5.00%	07/01/34	3,494,203
1,040,000	Oklahoma City OK Arpt Trust Junior Lien, AMT	5.00%	07/01/47	1,253,314
1,000,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/25	1,213,510
1,000,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/26	1,241,720
1,000,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/25	1,163,560
250,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/26	293,845
100,000	Tulsa OK Arpts Impt Trust Ref, Ser D, BAM	5.00%	06/01/28	101,286
1,000,000	Weatherford OK Indl Trust Eductnl Facs Lease Rev Weatherford Pub Schs Proj	5.00%	03/01/31	1,275,550
				11,886,130
	Oregon – 2.4%
170,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	4.00%	05/15/26	194,198
250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	5.00%	11/15/32	294,832
75,000	Multnomah Cnty OR Hosp Facs Auth Rev Ref Terwilliger Plaza	5.00%	12/01/20	77,325
4,000,000	OR St Dept of Admin Svcs Lottery Rev, Ser A	5.00%	04/01/34	4,981,960
2,035,000	OR St Dept of Admin Svcs Lottery Rev, Ser A	5.00%	04/01/35	2,529,383
2,000,000	OR St Dept of Transprtn Highway User Tax Rev Ref Sr Lien, Ser C	5.00%	11/15/21	2,148,180
2,500,000	OR St Dept of Transprtn Highway User Tax Rev Ref, Ser A	5.00%	11/15/22	2,787,975
1,100,000	OR St Facs Auth Rev Ref Univ Portland, Ser A	5.00%	04/01/32	1,296,394
500,000	Oregon City OR	4.00%	06/01/37	584,465
1,060,000	Oregon City OR	4.00%	06/01/38	1,234,794
2,960,000	Port of Morrow OR Poll Control Rev Var Ref ID Pwr Co Proj (c)	1.10%	02/01/27	2,960,000
2,450,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/37	3,082,320
1,500,000	Port of Portland OR Arpt Rev, Ser 24B, AMT	5.00%	07/01/33	1,813,245
2,500,000	Portland OR Swr Sys Rev 2nd Lien, Ser A	4.50%	05/01/31	2,964,100
4,925,000	Tri-Cnty OR Met Transprtn Dist, Ser A, GARVEE	5.00%	10/01/31	6,201,117
700,000	Yamhill Cnty OR Hosp Auth Ref Friendsview Retmnt Cmnty, Ser A	5.00%	11/15/31	793,863
				33,944,151
	Pennsylvania – 7.0%
500,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Oblig Grp Issue, Ser A	5.00%	04/01/26	614,880
1,500,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Oblig Grp Issue, Ser A	5.00%	04/01/32	1,873,230
1,200,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	5.00%	07/15/32	1,555,152
505,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	5.00%	07/15/34	648,107
1,300,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/36	1,513,408
1,820,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/38	2,103,556
900,000	Armstrong PA Sch Dist Ref, Ser A, BAM	5.00%	03/15/31	1,147,104
1,055,000	Armstrong PA Sch Dist Ref, Ser A, BAM	4.00%	03/15/36	1,224,718

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$500,000	Armstrong PA Sch Dist Ref, Ser A, BAM	4.00%	03/15/37	$578,705
460,000	Berks Cnty PA Indl Dev Auth Healthcare Facs Rev Ref Highlands at Wyomissing, Ser-A	5.00%	05/15/32	543,375
735,000	Bucks Cnty PA Indl Dev Auth Hosp Rev St Luke’s Univ Hlth Network Proj	4.00%	08/15/38	824,611
1,050,000	Bucks Cnty PA Indl Dev Auth Hosp Rev St Luke’s Univ Hlth Network Proj	4.00%	08/15/44	1,161,521
395,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/32	451,754
415,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/33	473,988
1,000,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/37	1,135,820
765,000	Chester Cnty PA Indl Dev Auth Renaissance Academy Chrt Sch	5.00%	10/01/34	851,017
1,000,000	Cmwlth Fing Auth PA Tobacco Master Settlement Payment Rev Tobacco Master Settlement Payment Bonds	5.00%	06/01/25	1,192,450
410,000	Cmwlth Fing Auth PA Tobacco Master Settlement Payment Rev Tobacco Master Settlement Payment Bonds	5.00%	06/01/26	501,496
500,000	Colonial PA Sch Dist	5.00%	02/15/36	589,740
300,000	Colonial PA Sch Dist, Ser A	5.00%	02/15/34	360,261
270,000	Conestoga Vly PA Sch Dist	4.00%	02/01/31	313,384
300,000	Conestoga Vly PA Sch Dist	4.00%	02/01/32	346,722
1,500,000	Cumberland Cnty PA Muni Auth Ref Asbury PA Oblig Grp	5.00%	01/01/34	1,667,190
300,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Ministries Proj	5.00%	01/01/30	338,124
700,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Ministries Proj	5.00%	01/01/38	776,006
1,150,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/25	1,313,564
1,000,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/33	1,140,650
1,660,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	5.00%	07/01/28	1,902,260
550,000	Delaware Cnty PA Auth Ref Elwyn Proj	5.00%	06/01/27	623,403
1,165,000	Dover PA Area Sch Dist, BAM	4.00%	04/01/32	1,339,098
1,560,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/26	1,878,443
1,910,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/27	2,293,184
715,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/28	856,248
770,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/29	918,163
1,730,000	Kiski Vly PA Wtr Poll Control Auth Ref, AGM	4.00%	09/01/42	1,875,078
480,000	Lancaster Cnty PA Hosp Auth Healthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/30	559,680
1,110,000	Lancaster Cnty PA Hosp Auth Healthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/38	1,267,354
405,000	Lebanon PA Auth Swr Rev Ref, BAM	4.00%	12/15/29	469,168
420,000	Lebanon PA Auth Swr Rev Ref, BAM	4.00%	12/15/30	479,770
1,550,000	Mechanicsburg PA Area Sch Dist, Ser A	4.00%	03/01/36	1,785,848
1,090,000	Mechanicsburg PA Area Sch Dist, Ser A	4.00%	03/01/38	1,246,164
500,000	Middletown PA Sch Dist, Ser A	5.00%	03/01/28	542,260
1,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/34	1,166,950
1,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/35	1,163,570
1,005,000	Montgomery Cnty PA Indl Dev Auth Acts Retmnt Life Cmntys Ref	5.00%	11/15/25	1,088,757
50,000	Montgomery Cnty PA Indl Dev Auth Acts Retmnt Life Cmntys Ref	5.00%	11/15/29	53,872
4,315,000	Montgomery Cnty PA Indl Dev Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp	5.00%	11/15/36	5,087,126
480,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	5.00%	12/01/26	568,670

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$100,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/33	$112,691
200,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/34	225,012
580,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	5.00%	12/01/44	685,746
140,000	Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/25	165,920
225,000	Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/26	271,703
340,000	Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/31	400,513
1,800,000	Northampton Cnty PA Gen Purpose Auth Hosp Rev Ref St Luke’s Univ Hlth Network Proj, Ser A	5.00%	08/15/28	2,178,702
1,000,000	PA St Hgr Eductnl Facs Auth Rev Ref Drexel Univ	5.00%	05/01/25	1,196,910
1,105,000	PA St Hgr Eductnl Facs Auth Rev Ref Drexel Univ	5.00%	05/01/34	1,313,690
3,000,000	PA St Hsg Fin Agy SF Mtge Rev Non Ace, Ser 123B	3.45%	10/01/32	3,252,510
3,000,000	PA St Hsg Fin Agy Sf Mtge Rev, Ser 127B	3.55%	10/01/33	3,268,650
1,000,000	PA St Turnpike Commn Turnpike Rev Ref	5.00%	12/01/33	1,173,730
4,940,000	PA St Turnpike Commn Turnpike Rev Ref Sub Mtr License Fund, 2nd Ser	5.00%	12/01/41	6,005,805
2,500,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/36	2,980,675
550,000	PA St Turnpike Commn Turnpike Rev Subordinate, Ser A-1	5.00%	12/01/30	654,792
290,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/25	349,853
1,625,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/29	1,935,245
1,000,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/29	1,226,580
2,000,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/34	2,407,980
5,235,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 15th Ser	5.00%	08/01/42	6,259,594
500,000	Philadelphia PA Ref, Ser A	5.00%	08/01/26	618,110
500,000	Philadelphia PA Ref, Ser A	5.00%	08/01/27	631,155
750,000	Philadelphia PA Ref, Ser A	5.25%	07/15/28	863,303
2,450,000	Philadelphia PA, Ser B	5.00%	02/01/36	3,111,475
405,000	Southcentrl PA General Auth Rev Ref Hanover Hosp Inc	5.00%	12/01/23	464,223
1,970,000	Westmoreland Cnty PA Muni Auth Ref, BAM	5.00%	08/15/42	2,301,787
				96,461,953
	Puerto Rico – 0.4%
2,618,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	2,884,041
387,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/27	326,214
92,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/29	73,103
3,220,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/31	2,382,993
				5,666,351
	Rhode Island – 0.4%
150,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/31	189,578
320,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/33	400,566
230,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/35	284,735
1,125,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/29	1,346,558
1,460,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/32	1,725,472

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Rhode Island (Continued)
$1,700,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/39	$1,973,853
				5,920,762
	South Carolina – 0.6%
2,250,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.25%	11/01/40	2,298,555
1,000,000	Greenville SC Hosp Sys Brd Hosp Facs Rev, Ser B	5.00%	05/01/30	1,140,460
100,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	3.13%	12/01/22	101,967
1,000,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	1,056,150
745,000	Piedmont SC Muni Pwr Agy Elec Rev Ref, Ser A-3	5.00%	01/01/23	771,298
1,000,000	SC Jobs Econ Dev Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp, Ser C	5.00%	11/15/47	1,163,540
1,000,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/54	1,106,810
500,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Ref Lutheran Homes of SC Inc	5.00%	05/01/42	538,865
30,000	SC St Jobs Econ Dev Auth Hosp Rev Ref Palmetto Hlth, Ser A	5.00%	08/01/23	34,230
150,000	SC St Jobs Econ Dev Auth Hosp Rev Ref Palmetto Hlth, Ser A, AGM	5.50%	08/01/24	160,271
				8,372,146
	South Dakota – 0.1%
85,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/35	99,413
1,030,000	SD St Hlth & Eductnl Facs Auth Sanford Oblig Grp, Ser B	5.00%	11/01/34	1,181,945
				1,281,358
	Tennessee – 1.3%
250,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/34	313,410
200,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/37	228,216
825,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/34	1,034,253
325,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Student Hsg CDFI Phase I	5.00%	10/01/23	365,641
1,245,000	Greeneville TN Hlth & Eductnl Facs Brd Hosp Rev Ref Ballad Hlth Oblig Grp, Ser A	5.00%	07/01/33	1,395,645
120,000	Jackson TN Hosp Rev Ref West TN Healthcare, Ser A	5.00%	04/01/25	142,676
600,000	Memphis Shelby Cnty TN Arpt Auth Arpt Rev Ref, Ser B, AMT	5.75%	07/01/23	611,676
865,000	Met Govt Nashville & Davidson Cnty TN Elec Rev Sys, Ser A	5.00%	05/15/35	1,078,223
1,215,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/28	1,482,482
1,385,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/29	1,682,138
375,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/37	465,780
600,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/29	725,772
400,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/34	487,180
700,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/39	839,405
3,355,000	TN St Energy Acquisition Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	3,632,459

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee (Continued)
$50,000	TN St Energy Acquisition Corp Gas Rev, Ser A	5.25%	09/01/22	$55,051
2,660,000	TN St Energy Acquisition Corp Gas Rev, Ser A	5.25%	09/01/26	3,240,784
				17,780,791
	Texas – 9.5%
2,000,000	Arlington TX Ref	4.00%	08/15/31	2,354,000
450,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/33	521,550
3,870,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/39	4,860,101
3,550,000	Austin TX Wtr & Wstwtr Sys Rev Ref	5.00%	11/15/30	4,122,153
455,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fdtn Proj	5.00%	07/15/25	528,310
900,000	Bexar Cnty TX Ref	4.00%	06/15/38	1,049,706
4,500,000	Bexar Cnty TX Ref	4.00%	06/15/39	5,235,480
2,255,000	Brazoria Cnty TX Toll Road Auth Toll Road Rev Sub Lien, Ser A	5.00%	03/01/36	2,740,050
600,000	Brd of Managers TX Jt Guadalupe Cnty City of Seguin Hosp Mtg Ref	5.00%	12/01/24	668,136
600,000	Centrl TX Regl Mobility Auth Rev Ref Sub Lien	5.00%	01/01/33	660,624
850,000	Centrl TX Regl Mobility Auth Rev Sr Lien, Ser A	5.00%	01/01/29	1,012,979
500,000	Clifton TX Hgr Edu Fin Corp Edu Rev Idea Pub Schs	5.00%	08/15/32	541,425
1,215,000	Clifton TX Hgr Edu Fin Corp Edu Rev, Ser A	4.00%	12/01/25	1,295,834
1,740,000	Conroe TX Indep Sch Dist	4.00%	02/15/43	1,992,491
4,425,000	Corpus Christi TX Utility Sys Rev Ref Jr Lien	5.00%	07/15/33	5,559,393
2,365,000	Corpus Christi TX Utility Sys Rev Ref Jr Lien	5.00%	07/15/35	2,955,611
725,000	Deer Park TX Indep Sch Dist Sch Bldg	5.00%	08/15/33	890,503
600,000	Deer Park TX Indep Sch Dist Sch Bldg	5.00%	08/15/34	735,300
1,000,000	Deer Park TX Indep Sch Dist Sch Bldg	5.00%	08/15/35	1,222,310
700,000	Deer Park TX Indep Sch Dist Sch Bldg	5.00%	08/15/36	852,831
1,700,000	Everman TX Indep Sch Dist Ref	4.00%	02/15/38	1,952,841
455,000	Flower Mound TX Spl Assmnt Rev River Walk Pub Impt Dist #1	6.13%	09/01/28	467,949
2,375,000	Goose Creek TX Consol Indep Sch Dist, Ser A	4.00%	02/15/37	2,708,616
1,970,000	Grand Prairie TX, Ser A	4.00%	02/15/36	2,287,544
2,050,000	Grand Prairie TX, Ser A	4.00%	02/15/37	2,374,290
1,000,000	Grand Prairie TX, Ser A	4.00%	02/15/38	1,153,850
1,000,000	Harris Cnty TX Cultural Edu Facs Fin Corp Med Facs Rev Ref Baylor Clg of Med	4.00%	11/15/30	1,134,410
1,640,000	Harris Cnty TX Flood Control Dist Ref Flood Control Dist, Ser A	4.00%	10/01/37	1,906,762
1,100,000	Harris Cnty TX Ref Sr Lien Toll Road, Ser B	5.00%	08/15/36	1,310,023
2,600,000	Harris Cnty TX Ref Sr Lien, Ser A	5.00%	08/15/36	3,167,658
1,325,000	Hays Cnty TX	4.00%	02/15/37	1,534,602
500,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, AMT	4.50%	07/01/20	506,200
100,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, AMT	4.75%	07/01/24	109,018
1,000,000	Houston TX Arpt Sys Rev Ref, Ser B-2, AMT	5.00%	07/15/20	1,015,940
1,730,000	Houston TX Cmnty Clg Ref	4.00%	02/15/37	1,929,867
1,000,000	Houston TX Hotel Occupancy Tax & Spl Rev Ref Convention & Entertainment Facs Dept	5.00%	09/01/32	1,265,410
1,000,000	Houston TX Utility Sys Rev Ref 1st Lien, Ser D	5.00%	11/15/29	1,212,790
850,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (a)	4.35%	08/15/25	893,809
815,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch, Ser A (a)	4.20%	08/15/25	855,000
755,000	Lancaster TX Ref	5.00%	02/15/27	948,295
1,000,000	Lancaster TX Ref	4.00%	02/15/36	1,172,390
1,250,000	Laredo TX Cmnty Clg Dist Combined Fee Rev Ref, BAM	4.00%	08/01/33	1,417,863

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,290,000	Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv (e)	5.13%	09/01/38	$1,371,799
500,000	Liberty Hill TX Indep Sch Dist Ref	5.00%	08/01/30	614,410
700,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/33	847,196
400,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/37	489,020
610,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/38	743,480
1,000,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/40	1,213,550
1,690,000	Mesquite TX Indep Sch Dist	4.00%	08/15/33	1,969,137
370,000	Mission TX Ctfs Oblig, AGM	5.00%	02/15/30	464,454
1,105,000	Montgomery TX Indep Sch Dist Ref Sch Bldg	5.00%	02/15/28	1,311,900
1,350,000	N Fort Bend TX Wtr Auth Wtr Sys Rev Ref, Ser A	4.00%	12/15/36	1,603,584
2,250,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/31	2,692,170
1,500,000	N TX Tollway Auth Rev Ref Sys Second Tier, Ser B	5.00%	01/01/31	1,714,485
250,000	N TX Tollway Auth Rev Ref, Ser A	5.00%	01/01/33	300,238
1,415,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/31	1,572,574
1,200,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	1,330,308
250,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Wesleyan Homes Inc Proj Fin Corp	5.00%	01/01/50	267,605
500,000	New Hope Cultural Edu Facs Fin Corp TX Student Hsg Rev Chf TX A&M Univ Corpus Christi Island Campus Proj, Ser A	5.00%	04/01/29	553,780
505,000	Newark Hgr Edu Fin Corp TX Edu Rev Austin Achieve Pub Schs Inc, Ser A	5.00%	06/15/32	527,043
1,000,000	Port of Port Arthur TX Nav Dist Var Motiva Enterprises, Subser D (c)	1.15%	11/01/40	1,000,000
495,000	Red River TX Hlth Facs Dev Corp Retmnt Fac Rev MRC Crestview, Ser A	7.75%	11/15/31	553,999
2,690,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser A	5.00%	11/15/45	3,134,011
770,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Retmnt Fac Rev Ref Buckner Retmnt Svcs Inc Proj	5.00%	11/15/29	931,908
1,485,000	TX St Muni Gas Acquisition & Sply Corp I Gas Sply Rev Sr Lien, Ser A	5.25%	12/15/26	1,842,737
600,000	TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev	5.00%	12/15/24	665,118
2,850,000	TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev	5.00%	12/15/30	3,127,932
1,180,000	TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev	5.00%	12/15/31	1,293,363
3,000,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Segment 3C Proj, AMT	5.00%	06/30/58	3,555,990
525,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	607,026
2,130,000	TX St Univ Sys Fing Rev Ref, Ser A	4.00%	03/15/35	2,497,404
5,650,000	TX St Veterans (c)	0.95%	12/01/49	5,650,000
785,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/30	1,000,294
2,120,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	4.00%	10/15/37	2,521,719
3,250,000	TX St Wtr Dev Brd St Wtr Implementation Rev Fund for TX	4.00%	10/15/32	3,754,432
150,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/26	185,060
3,250,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/31	3,928,990
1,900,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/35	2,279,145
1,560,000	Uptown Dev Auth TX Incr Contract Rev, Ser A	5.00%	09/01/36	1,804,109
500,000	Viridian TX Muni Mgmt Dist Ref Utility Impt, BAM	6.00%	12/01/26	613,570
155,000	Viridian TX Muni Mgmt Dist Road Impt, BAM	5.00%	12/01/26	175,804

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$125,000	Viridian TX Muni Mgmt Dist Utility Impt, BAM	5.00%	12/01/26	$141,778
				131,975,036
	Utah – 1.2%
1,180,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/27	1,428,343
1,370,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/30	1,640,945
1,400,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/31	1,673,476
1,515,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/32	1,807,077
400,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Academy	5.00%	04/15/32	474,224
325,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Academy	5.00%	04/15/37	381,589
500,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Spectrum Academy Proj (a)	6.00%	04/15/45	502,185
1,590,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Academy Proj, Ser A (a)	5.00%	06/15/49	1,713,606
4,875,000	UT St Transit Auth Sales Tax Rev Ref Sub, BAM	5.00%	12/15/40	6,020,869
1,145,000	UT St Transit Auth Sales Tax Rev Ref Sub, Ser A	5.00%	06/15/35	1,388,942
				17,031,256
	Vermont – 0.4%
550,000	Burlington VT Ref Lakeview Garage Proj, Ser A, COPS	5.00%	12/01/24	642,422
745,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/25	827,427
585,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/26	658,207
2,500,000	VT St Eductnl & Hlth Bldgs Fing Agy Rev Ref Univ of VT Med Ctr, Ser A	5.00%	12/01/33	2,998,400
				5,126,456
	Virginia – 1.1%
1,000,000	Chesapeake VA Hosp Auth Hosp Fac Rev Ref Chesapeake Regl Med Ctr	4.00%	07/01/35	1,173,700
1,350,000	Norfolk VA Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A	4.00%	01/01/29	1,449,482
1,000,000	Norfolk VA Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A	5.25%	01/01/54	1,097,910
2,000,000	VA St Pub Bldg Auth Pub Facs Rev, Ser C, AMT	5.00%	08/01/33	2,436,060
1,000,000	VA St Resources Auth Infrastructure Rev Ref Infrastructure VA Pooled Fing Program, Ser C	4.00%	11/01/33	1,156,700
1,570,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/32	1,866,306
1,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/33	1,186,180
1,210,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/35	1,429,905
275,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/36	324,382
2,365,000	Wstrn VA Regl Jail Auth Regl Jail Facs Rev Ref	5.00%	12/01/34	2,921,295
				15,041,920
	Washington – 2.8%
1,235,000	Benton Cnty WA Pub Utility Dist #1 Ref	4.00%	11/01/36	1,400,218
1,090,000	Centrl Puget Sound WA Regl Transit Auth Green Bond, Ser S-1	5.00%	11/01/36	1,333,899
1,250,000	Centrl Puget Sound WA Regl Transit Auth Sales & Use Tax Green Bond Ref & Impt, Ser S-1	5.00%	11/01/35	1,505,750
1,250,000	Energy NW WA Elec Rev Ref Columbia Generating Sys, Ser A	5.00%	07/01/38	1,490,350
1,500,000	Energy NW WA Elec Rev Ref, Ser A	5.00%	07/01/24	1,766,145
575,000	Kalispel Tribe of Indians Priority Dist WA Rev, Ser A (a)	5.00%	01/01/32	667,707
155,000	Mason Cnty WA Pub Utility Dist #1 Sys	3.50%	12/01/21	161,220

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Washington (Continued)
$3,000,000	Seattle WA Drain & Wstwtr Rev Ref	4.00%	07/01/36	$3,463,500
5,000,000	Seattle WA Muni Light & Pwr Rev Muni Light & Pwr Impt Rev Bonds, Ser A	5.00%	04/01/42	6,327,250
270,000	Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt Skagit Regl Hlth	4.00%	12/01/24	300,540
110,000	Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt, Ser A	5.00%	12/01/22	120,440
165,000	Skagit Cnty WA Pub Hosp Dist #1 Skagit Vly Hosp	5.00%	12/01/20	170,448
500,000	Snohomish Cnty WA Hsg Auth	5.00%	04/01/34	625,635
250,000	Tacoma WA Elec Sys Rev	5.00%	01/01/37	304,763
1,850,000	WA St Healthcare Facs Auth Overlake Hosp Med Ctr, Ser A	5.00%	07/01/35	2,275,611
35,000	WA St Hsg Fin Commn Ref Emerald Heights Proj	5.00%	07/01/22	38,060
50,000	WA St Hsg Fin Commn Ref Emerald Heights Proj	5.00%	07/01/28	55,497
1,000,000	WA St Hsg Fin Commn Transforming Age Proj, Ser A (a)	5.00%	01/01/44	1,111,270
2,500,000	WA St Ref R-2015D	5.00%	07/01/32	2,954,300
3,000,000	WA St, Ser 2020A	5.00%	08/01/35	3,900,570
3,000,000	WA St, Ser 2020A	5.00%	08/01/44	3,806,460
4,000,000	WA St, Ser B	5.00%	02/01/36	4,712,920
				38,492,553
	West Virginia – 0.2%
2,250,000	Roane Cnty Bldg Commn WV Ref Roane General Hosp, BANS	2.55%	11/01/21	2,264,693
	Wisconsin – 2.3%
1,315,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Academy Las Vegas Proj, Ser A (a)	4.20%	07/15/27	1,423,067
1,250,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Academy Las Vegas Proj, Ser A (a)	5.13%	07/15/37	1,403,025
1,945,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	4.00%	07/01/27	2,096,652
620,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/37	682,136
425,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/34	515,487
1,000,000	Pub Fin Auth WI Exempt Facs Rev Ref Celanese Proj, Ser B, AMT	5.00%	12/01/25	1,155,230
385,000	Pub Fin Auth WI Retmnt Fac Rev Ref Whitestone Retmnt Facs 1st Mortgage Rev Bonds (a)	4.00%	03/01/27	415,742
1,000,000	Pub Fin Auth WI Retmnt Fac Rev Southminster (a)	5.00%	10/01/43	1,116,960
1,455,000	Pub Fin Auth WI Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser B	5.00%	11/15/26	1,728,322
1,300,000	WI St Gen Fund Annual Approp Rev Ref, Ser B	5.00%	05/01/34	1,574,586
3,650,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/36	4,376,751
1,000,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/39	1,185,720
1,780,000	WI St Hlth & Eductnl Facs Auth Rev Ref Beloit Hlth Sys Inc	4.00%	07/01/36	2,036,961
500,000	WI St Hlth & Eductnl Facs Auth Rev Ref Marquette Univ	5.00%	10/01/28	549,125
1,175,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/31	1,351,979
175,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/33	200,097
700,000	WI St Hlth & Eductnl Facs Auth Rev Ref Rogers Memorial Hosp Inc, Ser A	5.00%	07/01/44	826,602
800,000	WI St Hlth & Eductnl Facs Auth Rev Ref Rogers Memorial Hosp Inc, Ser A	5.00%	07/01/49	941,864
515,000	WI St Hlth & Eductnl Facs Auth Rev Ref St Camillus Health Sys, Ser A	5.00%	11/01/30	585,292
435,000	WI St Hlth & Eductnl Facs Auth Rev St Johns Cmntys Inc Proj, Ser A	5.00%	09/15/30	468,752
1,015,000	WI St Hlth & Eductnl Facs Auth Rev St Johns Cmntys Inc Proj, Ser A	5.00%	09/15/31	1,090,130

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$595,000	WI St Hlth & Eductnl Facs Auth Rev St Johns Cmntys Inc Proj, Ser A	5.00%	09/15/32	$637,560
455,000	WI St Hlth & Eductnl Facs Auth Rev St Johns Cmntys Inc Proj, Ser A	5.00%	09/15/33	486,254
2,000,000	WI St Ref, Ser 3	4.00%	11/01/34	2,339,740
2,500,000	WI St, Ser B	4.00%	05/01/31	2,956,525
				32,144,559
	Wyoming – 0.0%
250,000	Natrona Cnty WY Hosp Rev Ref WY Med Ctr Proj	5.00%	09/15/30	303,308

Total Investments – 97.6%	1,352,567,097
(Cost $1,287,989,397) (f)
Net Other Assets and Liabilities – 2.4%	32,994,056
Net Assets – 100.0%	$1,385,561,153

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bonds	Short	119	Mar 2020	$ (19,460,219)	$(574,187)
U.S. Treasury Ultra 10-Year Notes	Short	132	Mar 2020	(19,226,625)	(624,891)
Total Futures Contracts				$(38,686,844)	$(1,199,078)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2020, securities noted as such amounted to $66,999,189 or 4.8% of net assets.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(c)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(d)	Zero coupon bond.
(e)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $64,585,464 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,206,842. The net unrealized appreciation was $63,378,622. The amounts presented are inclusive of derivative contracts.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
GANS	Grant Anticipation Notes
GARVEE	Grant Anticipation Revenue Vehicle
NATL-RE	National Public Finance Guarantee Corp.

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2020 is as follows:
ASSETS TABLE
	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 1,352,567,097	$ —	$ 1,352,567,097	$ —
LIABILITIES TABLE
	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (1,199,078)	$ (1,199,078)	$ —	$ —

*	See Portfolio of Investments for state and territory breakout.

Restricted Securities
As of January 31, 2020, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Brookstone CDD FL Spl Assmnt Rev CDD, 3.88%, 11/01/23	01/23/18	$410,000	$101.68	$410,000	$416,880	0.03%
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A, 5.25%, 07/01/28	08/31/18	800,000	109.33	808,016	874,600	0.06
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A, 5.88%, 07/01/38	08/31/18	1,000,000	108.15	1,004,754	1,081,510	0.08
Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv, 5.13%, 09/01/38	05/04/18	1,290,000	106.34	1,290,000	1,371,799	0.10
Timber Creek CDD FL Spl Assmnt Rev, 4.13%, 11/01/24	06/20/18	215,000	102.17	215,000	219,672	0.02
				$3,727,770	$3,964,461	0.29%